Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciling items:
Tax exempt interest (as a percent)	(0.60%)	(9.40%)	(8.00%)
Dividend received deduction (as a percent)	(0.10%)	(1.70%)	(1.40%)
Goodwill (as a percent)	0.30%	0.00%	0.00%
AEB sale intercompany allocation (as a percent)	3.70%	0.00%	0.00%
Non deductible health insurer fee (as a percent)	0.10%	1.00%	0.70%
Other (as a percent)	0.10%	0.20%	0.10%
Effective income tax rate: (as a percent)	38.50%	25.10%	26.40%
Unrecognized tax benefits (less than)	$ 93	$ 93	$ 93